Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts And Non Trade Receivable Abstract
Schedule of Accounts Receivable
	December 31, 2023	December 31, 2022
Accounts receivable	$14,563,153	$15,523,390
Less: Allowance for ECLs / uncollectable accounts	(13,114,951)	(1,481,779)
	$1,448,202	$14,041,611

Schedule of Analysis of Accounts Receivable is as Follows	The aging analysis of accounts receivable is as follows:
	December 31, 2023	December 31, 2022
Not past due	$3,937,838	$11,022,374
Up to 180 days	4,770,297	4,091,598
181 to 365 days	3,100,633	409,418
Over 366 days	2,754,385	-
	$14,563,153	$15,523,390